Pension and Other Postretirement Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Plans

11.	Pension and Other Postretirement Plans

Defined Benefit Retirement Plans
We sponsor various defined benefit plans, including two pension plans, and OPEB plans that provide certain health care and life insurance benefits for retired employees, including those of our former parent company.

On August 31, 2010, we announced that pension eligible employees will no longer earn future pension service credits in our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”) effective December 31, 2010 (i.e., the plan was “frozen”). The Aetna Pension Plan will continue to operate and account balances will continue to earn annual interest credits. As a result of this action, we re-measured our pension assets and obligations as of August 31, 2010.

During both 2012 and 2011, we made $60 million in voluntary cash contributions to the Aetna Pension Plan. In 2010, we made a $505 million voluntary cash contribution to the Aetna Pension Plan.

We also sponsor a non-qualified supplemental pension plan that, prior to January 1, 2007, had been used to provide benefits for wages above the Internal Revenue Code wage limits applicable to tax qualified pension plans (such as the Aetna Pension Plan). Effective January 1, 2007, no new benefits accrue under the non-qualified supplemental pension plan, but interest will continue to be credited on outstanding supplemental cash balance accounts; and the plan may continue to be used to credit special pension arrangements.

In addition, we currently provide certain medical and life insurance benefits for retired employees, including those of our former parent company. We provide subsidized health care benefits to certain eligible employees who terminated employment prior to December 31, 2006. There is a cap on our portion of the cost of providing medical and dental benefits to our retirees. All current and future retirees and employees who terminate employment at age 45 or later with at least five years of service are eligible to participate in our group health plans at their own cost.

The information set forth in the following tables is based upon current actuarial reports using the annual measurement dates (December 31, for each year presented) for our pension and OPEB plans; however, certain components of the net periodic cost for the Aetna Pension Plan in 2010 also include adjustments from the re-measurement that occurred as of August 31, 2010.

The following table shows the changes in the benefit obligations during 2012 and 2011 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Benefit obligation, beginning of year	$6,130.3	$5,821.2	$312.7	$333.3
Service cost	—	—	.1	.2
Interest cost	298.4	312.3	14.4	16.6
Actuarial loss (gain)	550.2	293.6	(11.4)	(12.5)
Benefits paid	(313.1)	(296.8)	(23.4)	(24.9)
Benefit obligation, end of year	$6,665.8	$6,130.3	$292.4	$312.7

The Aetna Pension Plan comprises approximately 96% of the pension plans' total benefit obligation at December 31, 2012. The discount rates used to determine the benefit obligation of our pension and OPEB plans were calculated using a yield curve as of our annual measurement date. The yield curve consisted of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds. Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve. The weighted average discount rate for our pension plans was 4.17% and 4.98% for 2012 and 2011, respectively. The discount rate for our OPEB plans was 3.94% and 4.78% for 2012 and 2011, respectively. The discount rates differ for our pension and OPEB plans due to the duration of the projected benefit payments for each plan.

The following table reconciles the beginning and ending balances of the fair value of plan assets during 2012 and 2011 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Fair value of plan assets, beginning of year	$5,296.8	$5,243.8	$64.2	$66.6
Actual return on plan assets	736.8	265.8	2.1	1.2
Employer contributions	84.5	84.0	19.2	21.3
Benefits paid	(313.1)	(296.8)	(23.4)	(24.9)
Fair value of plan assets, end of year	$5,805.0	$5,296.8	$62.1	$64.2

The difference between the fair value of plan assets and the plan's benefit obligation is referred to as the plan's funded status. This funded status is an accounting-based calculation and is not indicative of our mandatory funding requirements, which are described on page 111.

The funded status of our pension and OPEB plans at the measurement date for 2012 and 2011 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Benefit obligation	$(6,665.8)	$(6,130.3)	$(292.4)	$(312.7)
Fair value of plan assets	5,805.0	5,296.8	62.1	64.2
Funded status	$(860.8)	$(833.5)	$(230.3)	$(248.5)

The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2012 and 2011 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Unrecognized prior service credit	$(2.0)	$(2.4)	$(33.4)	$(37.1)
Unrecognized net actuarial losses	2,865.2	2,734.8	71.4	86.7
Amount recognized in accumulated other comprehensive loss	$(2,863.2)	$(2,732.4)	$(38.0)	$(49.6)

The liabilities recognized on our balance sheets at December 31, 2012 and 2011 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Accrued benefit liabilities reflected in other current liabilities	$82.4	$82.6	$20.3	$24.0
Accrued benefit liabilities reflected in other long-term liabilities	778.4	750.9	210.0	224.5
Net amount of liabilities recognized at December 31,	$860.8	$833.5	$230.3	$248.5

At December 31, 2012, we had approximately $2.9 billion and $71 million of net actuarial losses for our pension and OPEB plans, respectively, and approximately $2 million and $33 million of prior service credits for our pension and OPEB plans, respectively, that have not been recognized as components of net periodic benefit costs. We expect to recognize approximately $75 million and $2 million in amortization of net actuarial losses for our pension and OPEB plans, respectively, and approximately $4 million in amortization of prior service credits for our OPEB plans in 2013. Our amortization of prior service credits for our pension plans in 2013 is not expected to be material.

Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the year ended December 31, 2012, 2011 and 2010 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$65.7	$.1	$.2	$.2
Amortization of prior service cost	(.4)	(.4)	(1.6)	(3.7)	(3.7)	(3.6)
Curtailment gain	—	—	(11.9)	—	—	—
Interest cost	298.4	312.3	299.5	14.4	16.6	17.9
Expected return on plan assets	(387.3)	(385.0)	(350.9)	(2.7)	(3.6)	(3.7)
Recognized net actuarial losses	70.2	58.3	163.3	4.5	4.9	4.6
Net periodic benefit (income) cost	$(19.1)	$(14.8)	$164.1	$12.6	$14.4	$15.4

As a result of the August 31, 2010 announcement freezing the Aetna Pension Plan and related requirement to remeasure the Aetna Pension Plan's obligations and plan assets as of August 31, 2010, our pension obligation increased by approximately $743 million (due primarily to a lower discount rate), accumulated other comprehensive income decreased by approximately $836 million ($543 million after-tax), and the fair value of plan assets increased by approximately $156 million. In performing this re-measurement, we used a discount rate of 4.77%, consistent with our methodology for determining the discount rate using a yield curve, and an expected long-term rate of return of 7.50%. Additionally, as a result of this re-measurement, we revised the amortization period we use for actuarial gains and losses from 9 years to 31 years, reflecting the estimated average remaining participation period for current participants.

The re-measurement of the Aetna Pension Plan's obligations and plan assets resulted in $12 million of one-time curtailment gains in the third quarter of 2010.

The weighted average assumptions used to determine net periodic benefit (income) cost in 2012, 2011 and 2010 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.98%	5.50%	5.67%	4.78%	5.20%	5.64%
Expected long-term return on plan assets	7.50	7.50	8.00	4.25	5.50	5.50
Rate of increase in future compensation levels	N/A	N/A	4.51	—	—	—

We assume different health care cost trend rates for medical costs and prescription drug costs in estimating the expected costs of our OPEB plans. The assumed medical cost trend rate for 2013 is 11%, decreasing gradually to 5% by 2019. The assumed prescription drug cost trend rate for 2013 is 11%, decreasing gradually to 5% by 2019. These assumptions reflect our historical as well as expected future trends for retirees. In addition, the trend assumptions reflect factors specific to our retiree medical plan, such as plan design, cost-sharing provisions, benefits covered and the presence of subsidy caps. A one-percentage point increase in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $.4 million pretax increase in the aggregate of the service and interest cost components of OPEB costs and an approximately $9 million increase in the OPEB benefit obligation. A one-percentage point decrease in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $.3 million pretax decrease in the aggregate of the service and interest cost components of OPEB costs and an approximately $8 million decrease in the OPEB benefit obligation.

Our current funding strategy is to fund an amount at least equal to the minimum funding requirement as determined under applicable regulatory requirements with consideration of factors such as the maximum tax deductibility of such amounts. We do not have any mandatory contribution requirements for 2013; however, we may make a voluntary contribution of approximately $60 million to the Aetna Pension Plan in 2013. Employer contributions related to the supplemental pension and OPEB plans represent payments to retirees for current benefits. We have no plans to return any pension or OPEB plan assets to the Company in 2013.

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2012 were as follows:

(Millions)	Pension Plans	OPEB Plans
2013	$336.3	$20.3
2014	342.1	20.2
2015	363.8	20.1
2016	370.0	19.8
2017	374.8	19.4
2018-2022	1,933.7	89.4

Assets of the Aetna Pension Plan
The assets of the Aetna Pension Plan (“Pension Assets”) include debt and equity securities, common/collective trusts and real estate investments. The valuation methodologies used to price these assets are similar to the methodologies described beginning on pages 103 and 106. Pension Assets also include investments in other assets that are carried at fair value. The following is a description of the valuation methodology used to price these additional investments, including the general classification pursuant to the valuation hierarchy.

Other Assets - Other assets consist of derivatives and private equity and hedge fund limited partnerships. Derivatives are either valued with models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available or are classified as Level 1 because they are traded in markets where quoted market prices are readily available. The fair value of private equity and hedge fund limited partnerships are estimated based on the net asset value of the investment fund provided by the general partner or manager of the investments, the financial statements of which generally are audited. Management considers observable market data, valuation procedures in place, contributions and withdrawal restrictions collectively in validating the appropriateness of using the net asset value as a fair value measurement. Therefore, these investments are classified as Level 3.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2012 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$408.5	$145.7	$—	$554.2	9.8%
States, municipalities and political subdivisions	—	119.4	—	119.4	2.1%
U.S. corporate securities	—	998.4	.2	998.6	17.6%
Foreign securities	—	127.7	—	127.7	2.3%
Residential mortgage-backed securities	—	182.8	—	182.8	3.2%
Commercial mortgage-backed securities	—	46.2	—	46.2	.8%
Other asset-backed securities	—	11.6	1.5	13.1	.2%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	408.5	1,643.6	1.7	2,053.8	36.2%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,287.8	1.0	—	1,288.8	22.7%
International	805.3	—	—	805.3	14.2%
Common/collective trusts	—	739.3	—	739.3	13.0%
Domestic real estate	24.6	—	—	24.6	.5%
Total equity securities and common/collective trusts	2,117.7	740.3	—	2,858.0	50.4%
Other investments:						10-14%
Real estate	—	—	469.0	469.0	8.3%
Other assets	—	—	289.6	289.6	5.1%
Total pension investments (1)	$2,526.2	$2,383.9	$760.3	$5,670.4	100%

(1) Excludes $134.6 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$103.6	$423.9	$—	$527.5	10.3%
States, municipalities and political subdivisions	—	102.4	—	102.4	2.0%
U.S. corporate securities	—	903.5	.1	903.6	17.6%
Foreign securities	—	112.0	—	112.0	2.2%
Residential mortgage-backed securities	—	171.9	—	171.9	3.3%
Commercial mortgage-backed securities	—	37.0	—	37.0	.7%
Other asset-backed securities	—	15.3	.1	15.4	.3%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	103.6	1,777.8	.2	1,881.6	36.6%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,174.2	.2	—	1,174.4	22.8%
International	620.4	—	—	620.4	12.1%
Common/collective trusts	—	774.6	—	774.6	15.1%
Domestic real estate	20.3	—	—	20.3	.4%
Total equity securities and common/collective trusts	1,814.9	774.8	—	2,589.7	50.4%
Other investments:						10-14%
Real estate	—	—	433.2	433.2	8.5%
Other assets	—	—	232.2	232.2	4.5%
Total pension investments (1)	$1,918.5	$2,552.6	$665.6	$5,136.7	100.0%

(1) Excludes $160.1 million of cash and cash equivalents and other receivables.

The changes in the balances of Level 3 Pension Assets during 2012 were as follows:

	2012
	Real Estate	Other	Total
Beginning balance	$433.2	$232.4	$665.6
Actual return on plan assets	47.6	28.3	75.9
Purchases, sales and settlements	(11.8)	29.9	18.1
Transfers into Level 3	—	.7	.7
Ending balance	$469.0	$291.3	$760.3

The changes in the balances of Level 3 Pension Assets during 2011 were as follows:

	2011
	Real Estate	Other	Total
Beginning balance	$395.3	$204.3	$599.6
Actual return on plan assets	49.4	14.9	64.3
Purchases, sales and settlements	(11.5)	13.9	2.4
Transfers out of Level 3	—	(.7)	(.7)
Ending balance	$433.2	$232.4	$665.6

The actual and target asset allocation of the OPEB plans used at December 31, 2012 and 2011 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2012	Allocation	2011	Allocation
Equity securities	10%	5-15%	9%	5-15%
Debt securities	85%	80-90%	87%	80-90%
Real estate/other	5%	0-10%	4%	0-10%

The Aetna Pension Plan invests in a diversified mix of assets intended to maximize long-term returns while recognizing the need for adequate liquidity to meet ongoing benefit and administrative obligations. The risk of unexpected investment and actuarial outcomes is regularly evaluated. This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons, and by assessing the Aetna Pension Plan's liability characteristics, our financial condition and our future potential obligations from both the pension and general corporate perspectives. Complementary investment styles and techniques are utilized by multiple professional investment firms to further improve portfolio and operational risk characteristics. Public and private equity investments are used primarily to increase overall plan returns. Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

Asset allocations and investment performance are formally reviewed periodically throughout the year by the plan's Benefit Finance Committee. Forecasting of asset and liability growth is performed at least annually. More thorough analyses of assets and liabilities are also performed periodically.

We have several benefit plans for retired employees currently supported by the OPEB plan assets. OPEB plan assets are directly and indirectly invested in a diversified mix of traditional asset classes, primarily high-quality fixed income securities.

Our expected return on plan assets assumption is based on many factors, including forecasted capital market real returns over a long-term horizon, forecasted inflation rates, historical compounded asset returns and patterns and correlations on those returns. Expectations for modest increases in interest rates, normal inflation trends and average capital market real returns led us to an expected return on the Pension Assets assumption of 7.50% for both 2012 and 2011, 8.25% for January 1, 2010 through August 31, 2010 and 7.50% for September 1, 2010 through December 31, 2010 and an expected return on OPEB plan assets assumption of 4.25% for 2012 and 5.50% for both 2011 and 2010. We regularly review actual asset allocations and periodically rebalance our investments to the mid-point of our targeted allocation ranges when we consider it appropriate. At December 31, 2012, our actual asset allocations were consistent with our asset allocation assumptions.

401(k) Plan
Our employees are eligible to participate in a defined contribution retirement savings plan under which designated contributions may be invested in our common stock or certain other investments. Beginning October 2010, we increased our 401(k) contribution to provide a match of 100% of up to 6% of the eligible pay contributed by the employee. From January 1, 2010 to October 1, 2010, we matched 50% of up to 3% of the eligible pay contributed by the employee. Prior to January 1, 2010, we matched 50% of up to 6% of the eligible pay contributed by the employee. During 2012, 2011 and 2010, we made $117 million, $114 million and $53 million, respectively, in matching contributions. The matching contributions are made in cash and invested according to each participant's investment elections. The plan trustee held approximately 8 million shares of our common stock for plan participants at December 31, 2012. At December 31, 2012, approximately 34 million shares of our common stock were reserved for issuance under our 401(k) plan.